Cash flow information - Total cash out flow for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow information
Within operating cash flows	¥ (71,185)	¥ (33,032)	¥ (31,502)
Within financing cash flows	(346,008)	(317,017)	(215,762)
Total cash out flow for leases	¥ (417,193)	¥ (350,049)	¥ (247,264)